Leases	3 Months Ended
Oct. 31, 2019
Leases [Abstract]
Leases

Note 5 – Leases

The Company has various operating lease agreements with terms up to 2 years, including leases of office space. Some leases include purchase, termination or extension options for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised.

The Company adopted ASC 842 effective August 1, 2019 using the cumulative-effect adjustment transition method, which applies the provisions of the standard at the effective date without adjusting the comparative periods presented. The Company adopted the following practical expedients and elected the following accounting policies related to this standard update:

•	The option to not reassess prior conclusions related to the identification, classification and accounting for initial direct costs for leases that commenced prior to January 1, 2019.
•	Short-term lease accounting policy election allowing lessees to not recognize right-of-use assets and liabilities for leases with a term of 12 months or less; and
•	The option to not separate lease and non-lease components for certain equipment lease asset categories such as freight car, vehicles and work equipment.
•	The package of practical expedients applied to all of its leases, including (i) not reassessing whether any expired or existing contracts are or contain leases, (ii) not reassessing the lease classification for any expired or existing leases, and (iii) not reassessing initial direct costs for any existing leases.

The assets and liabilities from operating and finance leases are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet.

The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, the Company uses a discount rate based on its incremental borrowing rate, which is determined using the average of borrowing rates explicitly stated in the Company’s convertible debt.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.3 years, with a weighted-average discount rate of 9.5%.

The Company incurred lease expense for its operating leases of $21,508 for three months ended October 31, 2019.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of October 31, 2019:

Maturity of Operating Lease Liabilities
2019	$64,801
2020	39,879
2021	—
2022	—
2023	—
Thereafter	$—
Total undiscounted operating lease payments	$104,680
Less: Imputed interest	6,740
Present value of operating lease liabilities	$97,940